Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Treasury Shares [Member]	Accumulated Losses [Member]
Balance, beginning of period at Dec. 31, 2018	SFr 177,623	SFr 1,351	SFr 298,149	SFr 0	SFr (121,877)
Net income/(loss) for the period	45,442	0	0	0	45,442
Other comprehensive income/(loss)	(1,304)	0	0	0	(1,304)
Total comprehensive income/(loss), net of tax	44,138	0	0	0	44,138
Share-based payments	2,834	0	0	0	2,834
Issuance of shares, net of transaction costs:
Conversion note agreement	47,778	73	47,705	0	0
Restricted share awards	1	1	616	0	(616)
Exercise of options	68	12	56	0	0
Balance, end of period at Dec. 31, 2019	272,442	1,437	346,526	0	(75,521)
Net income/(loss) for the period	(61,921)	0	0	0	(61,921)
Other comprehensive income/(loss)	726	0	0	0	726
Total comprehensive income/(loss), net of tax	(61,195)	0	0	0	(61,195)
Share-based payments	4,088	0	0	0	4,088
Issuance of shares, net of transaction costs:
Held as treasury shares	0	100	0	(100)	0
Restricted share awards	0	0	222	0	(222)
Exercise of options	143	1	142	0	0
Balance, end of period at Dec. 31, 2020	215,478	1,538	346,890	(100)	(132,850)
Net income/(loss) for the period	(72,996)	0	0	0	(72,996)
Other comprehensive income/(loss)	956	0	0	0	956
Total comprehensive income/(loss), net of tax	(72,040)	0	0	0	(72,040)
Share-based payments	4,126	0	0	0	4,126
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	12,121	0	12,097	24	0
Issuance of shares, net of transaction costs:
IPR&D asset purchase	49,871	130	49,741	0	0
Asset acquisition - common shares	4,599	12	4,587	0	0
Conversion note agreement	16,744	61	16,683	0	0
Held as treasury shares	0	48	0	(48)	0
Restricted share awards	(6)	1	171	0	(178)
Exercise of options	1,086	4	1,082	0	0
Balance, end of period at Dec. 31, 2021	SFr 231,979	SFr 1,794	SFr 431,251	SFr (124)	SFr (200,942)